Interest Expense (Tables)	12 Months Ended
Dec. 31, 2018
Interest Expense [Abstract]
Schedule of Interest Expense	The following is a summary of interest cost incurred during the year ended December 31, 2018, 2017 and 2016:

	December 31, 2018		December 31, 2017	December 31, 2016
	RMB	US$	RMB	RMB
Interest cost capitalized	-	-	-	-
Interest cost charged to expense	9,766	1,420	9,453	7,865
	9,766	1,420	9,453	7,865